15. INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2018
Income Tax And Social Contribution
INCOME TAX AND SOCIAL CONTRIBUTION

15.a) Income tax and social contribution recognized in profit or loss:

The income tax and social contribution recognized in profit or loss for the year are as follows:

	Consolidated
	12/31/2018	12/31/2017	12/31/2016
Income tax and social contribution income (expense)
Current	(827,229)	(358,981)	(206,178)
Deferred	576,895	(50,128)	(60,368)
	(250,334)	(409,109)	(266,546)

The reconciliation of consolidated income tax and social contribution expenses and income and the result from applying the effective rate to profit before income tax and social contribution are as follows:

		Consolidated
	12/31/2018	12/31/2017	12/31/2016

Profit/(Loss) before income tax and social contribution	5,450,917	520,338	(576,951)
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(1,853,312)	(176,915)	196,163
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	50,134	42,431	22,072
Profit with differentiated rates or untaxed	(46,006)	37,605	(287,502)
Transfer pricing adjustment	(74,836)	(34,746)	(63,638)
Tax loss carryforwards without recognizing deferred taxes	(27,683)	(368,612)	(821,920)
Indebtdness limit	(38,486)	(39,378)	(35,391)
Unrecorded deferred taxes on temporary differences	(11,964)	541,655	643,990
Deferred Income Tax and social contribution on temporary differences	971,972
(Losses)/Reversal for deferred income and social contribution tax credits	835,937	(403,080)	44,691
Income taxes and social contribution on foreign profit	(30,219)	(29,964)	(35,613)
Amortization – Goodwill Metalic			31,439
Tax incentives	36,710	14,358	22,673
Deferred taxes on exchange variation in equity	(43,667)
Other permanent deductions (additions)	(18,914)	7,537	16,490
Income tax and social contribution in profit for the period	(250,334)	(409,109)	(266,546)
Effective tax rate	5%	79%	-46%

15.b) Deferred income tax and social contribution:

Deferred income tax and social contribution are calculated on income tax and social contribution losses and the corresponding temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements:

									Consolidated
	12/31/2016	Movement			12/31/2017	Movement			12/31/2018
		Shareholders' Equity	P&L	Others		Shareholders' Equity	P&L	Others

Deferred
Income tax losses	970,800		245,846	(79,412)	1,137,234		(177,378)	(616)	959,240
Social contribution tax losses	340,629		94,843	(28,588)	406,884		(39,303)	(223)	367,358
Temporary differences	(2,288,175)	26,778	(390,817)	(2,344)	(2,654,558)	21,208	793,576	839	(1,838,935)
- Provision for tax. social security, labor, civil and environmental risks	256,936		12,963		269,899		(5,846)	3,184	267,237
- Provision for environmental liabilities	95,048		(8,197)		86,851		(19,708)		67,143
- Asset impairment losses	93,908		(5,475)		88,433		(7,092)		81,341
- Inventory impairment losses	35,703		10,111		45,814		(7,054)		38,760
- (Gains)/losses on financial instruments	(2,300)		1,388		(912)		(2,407)		(3,319)
- (Gains)/losses on available-for-sale financial assets	705,929	316,563			417,659	530,292	(584,856)		363,095
- Actuarial liability (pension and healthcare plan)	134,578	180,834	(41,065)	(1,289)	273,058	(48)	3,022		276,032
- Accrued supplies and services	123,101		(55,385)		67,716		27,928		95,644
- Allowance for doubtful debts	42,008		5,208		47,216		14,199		61,415
- Goodwill on merger	815		(207)		608		(608)
- Unrealized ex change differences (1)	1,589,651	56,493	(134,992)		1,511,152		(500,620)		1,010,532
- (Gain) on loss of control over Transnordestina	(92,180)				(92,180)				(92,180)
- Cash flow hedge accounting	148,471	(13,992)			134,479	355,563			490,042
- Aquisition Fair Value SWT/CBL	(199,001)	(21,143)	26,833		(193,311)	(16,683)	37,880		(172,114)
- Deferred taxes non computed	(1,324,437)	(566,173)	(3,255)	(115)	(212,236)		(38,359)	(2,345)	(252,940)
- (Losses) estimated/ reversals to deferred taxes credits	(3,013,730)	82,769	(123,056)		(4,130,928)	(885,069)	1,929,424		(3,086,573)
- Business Combination	(1,072,824)		32,288		(1,040,536)		9,724		(1,030,812)
- Other	190,149	(8,573)	(107,976)	(940)	72,660	37,153	(62,051)		47,762
Total	(976,746)	26,778	(50,128)	(110,344)	(1,110,440)	21,208	576,895		(512,337)

Total Deferred Assets	70,151				63,119				89,394
Total Deferred Liabilities	(1,046,897)				(1,173,559)				(601,731)
Total Deferred	(976,746)				(1,110,440)				(512,337)

(1) The Company taxes exchange differences on a cash basis to calculate income tax and social contribution on net income.

The Company has foreign subsidiaries in its corporate structure, for which profits are taxed at income tax in the countries where they are domiciled by lower rates than those prevailing in Brazil. From 2013 up to 2018 such foreign subsidiaries generated profits amounting to R$ 1,150,443. If for some reason tax authorities understand that these profits are subject to additional taxation in Brazil in respect of income tax and social contribution, which if due, would total R$ 366,847.

The Company, based on its legal counsel’s opinion, assessed the likelihood of loss in a potential claiming by tax authorities which resulted in a possible risk of loss and, therefore, no provision was recognized in the financial statements.

15.c) Income tax and social contribution Impairment test – deferred tax assets

The Company's management constantly evaluates the ability to use its tax credits. In this direction, CSN periodically updates a technical study to demonstrate if the generation of future taxable profits support the realization of tax credits and, consequently support the accounting recognition of tax credits, the maintenance on the balance sheet or the constitution of a provision for loss in the realization of these credits.

This study is prepared at Entity level, in accordance with the Brazilian tax legislation, and is performed considering the Company’s projections, which is the entity that generates a significant amount of tax credits, mainly, temporary differences. The Company covers the following businesses:

• Steel Brazil (Steel); and

• Cement;

The deferred tax assets on tax losses and temporary differences refers mainly to the following:

	Nature	Description
	Tax losses	In recent periods, the Company started to incur tax losses, mostly because of high financial expenses, since it holds substantially all loans and financings of CSN group and presented a taxable income in 2018.
Temporary differences	Foreign exchange differences

Since 2012 the Company opted for the taxation of exchange differences on a cash basis. As the Company has operated without taxable profit it would not make sense to use this deductibility year by year (accrual basis). As a result of the cash basis tax treatment, taxes are only due, and expenses are only deductible at the time of debt settlement.

	Losses on Usiminas shares	The losses on Usiminas shares are recognized on an accrual basis, but the taxable event will occur only at the time of divestment.
Other provisions

Various accounting provisions are recognized on an accrual basis, but their taxation occurs only at the time of its realization, such as provisions for contingencies, impairment losses, environmental liabilities, etc.

The study prepared is based on the Company business plan of on a long-term basis, reasonably estimated by management and considered several scenarios which vary according to different macroeconomic and operating assumptions.

The model for projection of taxable profit considers two main indicators:

•	Pre-Tax Profit, reflecting our projected EBITDA plus depreciation, other income and expenses and financial income (expenses); and

•	Taxable Profit, which is our pre-tax profit plus (minus) expenses and income items that are taxable at a time different from the time obtained on an accrual basis (temporary differences).

In addition, a sensitivity analysis of tax credits utilization considering a variation in macroeconomic assumptions, operational performance and liquidity events took place.

A significant aspect to be considered in the analysis is the fact that CSN has presented recent tax losses mainly due to the deterioration of the Brazilian political and macroeconomic environment, as well as the growth of its financial leverage. These two aspects combined led to an unbalance between the financial and operating results of the Company.

Within this context, the Company works with a business plan to rebalance between the financial and operating results of the Company, whose main measures are:

•	Expansion of disinvestment efforts;
•	Reduction of financial leverage;
•	Improvement in operating results due to increased sales volume, better prices of its products and efficiency in controlling production costs and
•	Reprofiling of the Company's indebtedness, with negotiations to extend the amortization periods and decentralization of debt through redirection of contracts to subsidiaries according to the nature and application of resources.

With the aforementioned measures already in execution, the Company's management expects to retake high profitability rates. Accordingly, management considers that the gradual recognition of tax credits, using at first a time period of projections of less than 10 years, better reflects the expectation of utilization of the credits recognized in the Company's tax books. As a result of the study, the Company reversed R$ 971,972 of the loss recorded in previous years, presenting until 2018 credits recognized in the amount of R$ 250,334 in the Consolidated.

15.d) Income tax and social contribution recognized in shareholders' equity:

The income tax and social contribution recognized directly in shareholders' equity are as follows:

	Consolidated
	12/31/2018	12/31/2017
Income tax and social contribution
Actuarial gains on defined benefit pension plan	176,700	176,658
Estimated losses for deferred income tax and social contribution credits - actuarial gains	(180,048)	(180,834)
Changes in the fair value of assets measured at fair value through other comprehensive income		(530,292)
Estimated losses for deferred income tax and social contribution assets - assets measured at fair value through other comprehensive income		530,292
Exchange differences on foreign operations	(325,350)	(369,017)
Cash flow hedge accounting	490,041	134,478
Estimated losses for deferred income tax and social contribution credits - cash flow hedge	(490,041)	(134,478)
	(328,698)	(373,193)